Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2023	Dec. 31, 2022
Mexico
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	9.00%	9.50%
Weighted average cost of capital after tax percentage	6.30%	6.50%
Mexico | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.30%
Mexico | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.40%
Mexico | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.30%
Mexico | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		2.40%
Brazil
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	10.10%	11.60%
Weighted average cost of capital after tax percentage	6.80%	7.20%
Brazil | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.80%
Brazil | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	3.80%
Brazil | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.90%
Brazil | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.30%
Colombia
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	12.20%	13.90%
Weighted average cost of capital after tax percentage	7.70%	8.00%
Colombia | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.20%
Colombia | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.80%
Colombia | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.90%
Colombia | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		9.50%
Argentina
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	20.80%	27.80%
Weighted average cost of capital after tax percentage	16.10%	19.80%
Argentina | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	70.80%
Argentina | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.80%
Argentina | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		68.00%
Argentina | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.50%
Guatemala
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	9.30%	10.20%
Weighted average cost of capital after tax percentage	7.30%	7.60%
Guatemala | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.00%
Guatemala | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	14.90%
Guatemala | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.40%
Guatemala | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		14.80%
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	11.40%	15.40%
Weighted average cost of capital after tax percentage	8.80%	10.20%
Costa Rica | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.90%
Costa Rica | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.60%
Costa Rica | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.30%
Costa Rica | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.40%
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	23.30%	24.60%
Weighted average cost of capital after tax percentage	16.40%	11.80%
Nicaragua | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.60%
Nicaragua | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.50%
Nicaragua | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.10%
Nicaragua | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.00%
Panama
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	11.60%	11.00%
Weighted average cost of capital after tax percentage	8.60%	8.30%
Panama | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.00%
Panama | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	7.80%
Panama | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.20%
Panama | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.00%
Uruguay
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	9.70%	10.20%
Weighted average cost of capital after tax percentage	7.40%	7.40%
Uruguay | Expected Annual Long-Term Inflation 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	5.70%
Uruguay | Expected Volume Growth Rates 2024-2028
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	3.70%
Uruguay | Expected Annual Long-Term Inflation 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		5.70%
Uruguay | Expected Volume Growth Rates 2023-2027
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.00%